Schedule of Investments
November 30, 2023 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 95.20%

Automobiles - 1.20%
Tesla, Inc. (2)			560	134,445

Automobiles & Components - 1.35%
Toyota Motor Corp. ADR			185	35,109
XPEL, Inc. (2)			2,560	116,992

				152,101
Banks - 3.67%
First Financial Bankshares, Inc.			665	17,456
International Bancshares Corp. (2)			2,440	109,483
Mr. Cooper Group, Inc. (2)			1,598	96,711
South Plains Financial, Inc.			2,760	71,760
Stellar Bancorp, Inc			4,903	116,986

				412,396

Capital Goods - 14.22%
Builders FirstSource, Inc. (2)			1,030	138,133
Caterpillar, Inc.			145	36,354
Comfort Systems USA, Inc.			1,193	230,941
CSW Industrials, Inc.			266	47,170
Encore Wire Corp.			1,134	208,996
IES Holdings, Inc. (2)			2,360	165,129
Jacobs Solutions, Inc.			1,099	139,771
Powell Industries, Inc.			3,410	283,576
Quanex Building Products Corp.			5,557	171,100
Quanta Services, Inc.			352	66,285
Rush Enterprises, Inc. Class A			1,525	60,517
Thermon Group Holdings, Inc. (2)			1,701	51,285

				1,599,257

Chemicals - 3.20%
Celanese Corp. Series A			535	74,183
Huntsman Corp.			4,484	110,306
Kronos Worldwide, Inc.			4,881	42,611
Westlake Chemical Corp.			1,031	132,370

				359,470

Commercial & Professional Services - 1.79%
Copart, Inc. (2)			1,360	68,299
Ennis, Inc.			2,900	61,567
Waste Management, Inc.			416	71,132

				200,998

Construction & Engineering - 0.92%
AECOM			1,163	103,344

Construction Materials - 2.01%
Eagle Materials, Inc.			559	101,207
United States Lime & Mineral, Inc.			590	125,086

				226,293

Consumer Durables & Apparel - 3.87%
D.R. Horton, Inc.			1,295	165,333
Green Brick Partners, Inc. (2)			2,359	111,934
LGI Homes, Inc. (2)			410	48,409
Legacy Housing Corp. (2)			3,370	75,488
Topgolf Callaway Brands Corp. (2)			2,748	33,690

				434,854

Consumer Services - 3.75%
Biglari Holdings, Inc Class B (2)			300	43,746
Brinker International, Inc. (2)			3,511	126,431
Chuy's Holdings, Inc. (2)			1,500	52,800
European Wax Center, Inc. Class A (2)			3,160	45,125
Wingstop, Inc.			639	153,590

				421,692

Diversified Financials - 3.12%
Open Lending Corp. Class A (2)			7,840	50,098
P10, Inc. Class A			10,115	103,173
Texas Pacific Land Trust			21	35,111
TPG, Inc.			4,650	162,750

				351,132

Electric Housewares & Fans - 0.88%
Helen of Troy Ltd. (Bermuda) (2)			940	98,728

Energy - 0.21%
Marathon Petroleum Corp.			160	23,870

Energy Equipment & Services - 1.52%
Cactus, Inc. Class A			903	38,368
ChampionX Corp.			3,015	88,400
Select Water Solutions, Inc.			5,892	43,954

				170,722

Engineering & Construction - 1.14%
Arcosa, Inc.			1,725	127,995

Food, Beverage & Tobacco - 2.24%
Darling Ingredients, Inc. (2)			2,364	103,709
Keurig Dr. Pepper, Inc.			4,701	148,411

				252,120

Health Care Equipment & Services - 5.80%
Addus HomeCare Corp. (2)			670	58,424
AMN Healthcare Services, Inc. (2)			550	37,290
CorVel Corp. (2)			821	171,474
Integer Holdings Corp. (2)			595	51,896
McKesson Corp.			420	197,635
Tenet Healthcare Corp. (2)			655	45,202
U.S. Physical Therapy, Inc.			1,060	90,132

				652,053

Household & Personal Products - 1.31%
Kimberly-Clark Corp.			1,193	147,610

Insurance - 1.37%
Globe Life, Inc.			1,250	153,912

Integrated Oil & Gas - 1.43%
Exxon Mobil Corp.			1,167	119,898
Occidental Petroleum Corp.			682	40,340

				160,238

Leisure Products - 1.15%
YETI Holdings, Inc. (2)			3,040	129,626

Machinery-Diversified - 0.56%
Flowserve Corp.			1,655	63,320

Media & Entertainment - 0.48%
Bumble, Inc. Class A (2)			3,875	53,707

Metals & Mining - 0.91%
Commercial Metals Co.			2,255	102,219

Oil & Gas - 0.30%
Sitio Royalties Corp. Class A			1,528	33,662

Oil & Gas Drilling - 0.81%
Patterson-UTI Energy, Inc.			7,755	90,809

Oil & Gas Equipment Services - 3.13%
Halliburton Co.			1,434	53,101
Helix Energy Solutions Group, Inc. (2)			12,660	117,991
Schlumberger Ltd.			1,431	74,469
Tidewater, Inc. (2)			1,775	106,642

				352,203
Oil & Gas Exploration & Production - 2.93%
ConocoPhillips			687	79,397
Diamondback Energy, Inc.			133	20,537
EOG Resources, Inc.			352	43,321
Marathon Oil Corp.			2,245	57,090
Matador Resources Co.			400	23,152
Range Resources Corp.			1,867	60,678
Southwestern Energy Co. (2)			6,917	45,583

				329,758

Oil & Gas Refining & Marketing - 3.88%
CVR Energy, Inc.			700	22,239
HF Sinclair Corp.			2,143	112,465
Par Pacific Holdings, Inc. (2)			3,550	121,658
Phillips 66			760	97,956
Valero Energy Corp.			657	82,362

				436,680

Oil & Gas Storage & Transportation - 1.81%
Cheniere Energy, Inc.			829	151,002
Kinder Morgan, Inc.			1,394	24,493
Targa Resources Corp.			311	28,130

				203,625

Oil, Gas & Consumable Fuels - 5.76%
Berry Corp.			3,045	24,448
Chord Energy Corp.			633	102,635
Coterra Energy, Inc.			1,895	49,744
Kinetik Holdings, Inc. Class A			2,700	98,172
Magnolia Oil & Gas Corp. Class A			910	19,565
Permian Resources Corp.			9,045	118,851
Uranium Energy Corp. (2)			35,934	234,290

				647,705
Pharmaceuticals, Biotechnology & Life Science - 0.06%
Instil Bio, Inc. (2)			802	272
XBiotech, Inc. (Canada) (2)			1,751	6,864

				7,136

Real Estate Management & Development - 1.20%
Forestar Group, Inc. (2)			4,430	135,248

Retail & Wholesale - Discertionary - 1.25%
Academy Sports & Outdoors, Inc.			2,760	140,401

Retailing - 1.19%
Group 1 Automotive, Inc.			475	133,997

Semiconductors & Semiconductor Equipment - 0.50%
Diodes, Inc. (2)			840	55,793

Software & Services - 10.11%
Alkami Technology, Inc. (2)			12,015	273,582
Crowdstrike Holdings, Inc. Class A (2)			800	189,592
E2open Parent Holdings, Inc. Class A (2)			16,120	58,677
Nice Ltd. (2)			575	109,106
Oracle Corp.			1,035	120,277
PROS Holdings, Inc. (2)			1,580	57,749
Q2 Holdings, Inc. (2)			1,550	55,056
Sabre Corp. (2)			12,835	45,308
SolarWinds Corp. (2)			9,870	114,393
TaskUs, Inc Class A (2)			4,665	56,073
Tyler Technologies, Inc. (2)			140	57,238

				1,137,051

Technology Hardware & Equipment - 2.00%
Applied Optoelectronics Inc. (2)			3,950	52,337
Dell Technologies, Inc. Class C (2)			2,270	172,225

				224,562

Transportation - 1.70%
American Airlines Group, Inc. (2)			5,548	68,962
Kirby Corp. (2)			1,594	122,339

				191,301

Utilities - 0.47%
Vistra Corp.			1,500	53,115

Total Common Stock			(Cost $ 8,395,632)	10,705,148

Warrants - 0.10%

Intergrated Oil & Gas - 0.10%
Occidental Petroleum Corp., 08/03/2027 @ $22.00			301	11,212

Total Warrants			(Cost $ 0)	11,212

Money Market Registered Investment Companies - 0.45%

Federated Hermes Government Obligations Fund - Institutional Class, 4.90% (3)			50,198	50,198

Total Money Market Registered Investment Companies			(Cost $ 50,198)	50,198

Total Investments - 98.83%			(Cost $ 9,090,630)	11,112,608

Other Assets Less Liabilities - 1.17%				131,759

Total Net Assets - 100.00%				11,244,367

Purchased Options - 3.08%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Call Options
ARK Innovation ETF, December 15, 2023, Call @ $50.00	400	12/15/2023	2,000,000	12,000
SPDR Energy Select Sector, January 19, 2024, Call @ $88.00	100	1/19/2024	880,000	10,300
SPDR Energy Select Sector, March 15, 2024, Call @ $90.00	100	3/15/2024	900,000	18,300
SPDR Energy Select Sector, December 15, 2023, Call @ $95.00	100	12/15/2023	950,000	300
SPDR S&P Regional Banking ETF, September 20, 2024, Call @ $45.00	200	9/20/2024	900,000	120,000
SPDR S&P Regional Banking ETF, December 15, 2023, Call @ $45.00	150	12/15/2023	675,000	17,100
SPDR S&P Regional Banking ETF, December 15, 2023, Call @ $43.00	100	12/15/2023	430,000	26,300
Technology Select Sector SPDR Fund, December 15, 2023, Call @ $171.00	100	12/15/2023	1,710,000	133,000

Call Options			8,445,000	337,300

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Put Options
iShares 20+ Treasury Bond ETF, January 19, 2024, Put @ $80.00	500	1/19/2024	4,000,000	5,250
SPDR S&P Midcap 400 ETF, January 19, 2024, Put @ $415.00	50	1/19/2024	2,075,000	3,500

Put Options			6,075,000	8,750

Total Options			(Cost $ 644,800)	346,050

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$11,112,608	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$11,112,608	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2023.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at May 31, 2023.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.